Pensions and other post-retirement benefit obligations	6 Months Ended
Sep. 30, 2026
Employee Benefits [Abstract]
Pensions and other post-retirement benefit obligations
11. Pensions and other post-retirement benefit obligations

	30 September 2026	31 March 2026
	£m	£m
Present value of funded obligations	(14,127)	(15,098)
Fair value of plan assets	17,184	17,780
	3,057	2,682
Present value of unfunded obligations	(229)	(247)
Other post-employment liabilities	(45)	(44)
	2,783	2,391
Restrictions on asset recognised	(492)	(244)
Net defined benefit asset	2,291	2,147
Presented in consolidated statement of financial position:
Assets	2,617	2,507
Liabilities	(326)	(360)
	2,291	2,147

Key actuarial assumptions	30 September 2026	31 March 2026
Discount rate – UK	6.45%	6.00%
Discount rate – US	6.40%	5.60%
Rate of increase in RPI – UK	3.05%	3.17%
The movement in the net pensions and other post-retirement benefit (OPEB) obligations position in the period can be analysed as follows:

	30 September 2026	30 September 2025
	£m	£m
Net defined benefit asset at 1 April	2,147	1,916
Cost recognised in the income statement	(16)	(25)
Employer contributions	45	62
Remeasurements and foreign exchange	353	260
Other movements	—	2
Movements on restrictions on asset recognised	(238)	(140)
Net defined benefit asset at 30 September	2,291	2,075

Changes in restrictions on asset recognised	30 September 2026	30 September 2025
	£m	£m
Opening restrictions on asset recognised at 1 April	(244)	(77)
Interest on restrictions on asset recognised	(9)	(5)
Other change in restrictions on asset recognised	(238)	(140)
Exchange adjustment on restrictions on asset recognised	(1)	1
Closing restrictions on asset recognised at 30 September	(492)	(221)

The pension and OPEB surpluses in both the UK and the US of £1,201 million and £1,416 million respectively (31 March 2026: £1,122 million and £1,385 million) continue to be recognised as assets under IFRIC 14 as explained on page 182 of the Annual Report and Accounts for the year ended 31 March 2026. The pension and OPEB surpluses are presented net of an irrecoverable surplus of £492 million (31 March 2026: £244 million) related to three OPEB plans (31 March 2026: one OPEB plan). The economic benefit from reductions in projected future contributions to the plans is not sufficient to cover the surplus and the plans do not have an unconditional right to a refund of surplus assets in the event of a winding up without incurring significant tax charges.